Balance sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred Stock, No par value	$ 0	$ 0
Preferred Stock, Shares issued	0	0
Common Stock, No par value	$ 0	$ 0
Common Stock, Shares issued	14,522,727	14,522,727
Common Stock, Shares outstanding	14,522,727	14,522,727